INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

For the years ended March 31, 2026, 2025 and 2024, the Group’s income tax expenses are as follows:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2026	2025	2024
Current	¥473,164	¥302,713	¥120,305
Deferred	18,079	91,910	76,049
Total	¥491,243	¥394,623	¥196,354

SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES

After the adoption of ASU 2023-09 on a prospective basis, a reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income to the Japanese statutory tax rate for the years ended March 31, 2026 is as follows:

For the Fiscal Years Ended March 31, 2026	Thousands of Yen	Percent
Japanese statutory tax rate	¥432,782	34.59%
Special tax on retained earnings	49,226	3.92
Entertainment expenses not deductible	15,630	1.25
Change in valuation allowance	4,288	0.34
Other adjustments	(10,683)	(0.84)
Effective tax rate	¥491,243	39.26%

For the year ended March 31, 2025 and 2024, prior to the adoption of ASU 2023-09, a reconciliation of the effective income tax rate to the Japanese statutory income tax rate is as follows:

	For the Fiscal Years Ended March 31,
	2025	2024
Japanese statutory tax rate	34.59%	34.59%
Special tax on retained earnings	2.10	2.40
Entertainment expenses not deductible	0.53	1.77
Effect of change in income tax rate for deferred tax assets	(0.92)	0.35
Change in valuation allowance	(0.64)	(0.76)
Other adjustments	(1.29)	(0.58)
Effective tax rate	34.37%	37.76%

SCHEDULE OF CASH PAID FOR INCOME TAXES, NET OF REFUNDS AND DISAGGREGATED BY JURISDICTION	Cash paid for income taxes, net of refunds and disaggregated by jurisdiction, during the years ended March 31, 2026 are as follows:
Thousands of Yen
Domestic	¥403,684
Foreign	1,456
Total	405,140

SCHEDULE OF TEMPORARY DIFFERENCE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at March 31, 2026 and 2025 are presented below:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Deferred income tax assets
Operating lease liabilities	¥1,402,681	¥1,581,389
Net operating losses carried forward	202,382	202,547
Long term prepaid expenses	108,758	-
Inventories	96,262	88,739
Deferred listing expenses	-	84,835
Other current liabilities	39,092	33,763
Loss on valuation of shares of subsidiaries	33,737	32,390
Enterprise taxes payables	19,656	30,858
Other non-current liabilities	21,893	30,491
Allowance for credit losses	29,999	27,407
Property, plant and equipment	-	16,277
Finance lease liabilities	6,540	9,730
Stock-based compensation	5,642	-
Others	72,541	65,083
Subtotal	2,039,183	2,203,509
Less: valuation allowance	(141,329)	(137,041)
Total deferred income tax assets	¥1,897,854	¥2,066,468

Deferred income tax liabilities
Operating lease right-of-use assets	¥(1,372,248)	¥(1,523,570)
Capitalized interest	(63,404)	(51,574)
Others	(21,514)	(32,557)
Total deferred income tax liabilities	¥(1,457,166)	¥(1,607,701)

Deferred income tax assets, net	¥440,688	¥458,767

SCHEDULE OF FUTURE TAXABLE INCOME IN TAX JURISDICTION RAGE FROM FOUR TO TEN YEARS

As of March 31, 2026, the Group had net operating losses which can be carried forward for income tax purposes of ¥620,486 thousand to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from four to ten years as follows:

Thousands of Yen
After two years through three years	¥14,116
After three years through four years	30,897
After four years through five years	229,200
After five years through six years	125,921
After six years through seven years	83,805
After seven years through eight years	26,896
After eight years through nine years	109,651
Total	¥620,486